Intangible Assets and Goodwill (Details) - Schedule of amortization expense for current year and future periods	Sep. 30, 2022 CNY (¥)
Schedule Of Amortization Expense For Current Year And Future Periods Abstract
Nine months ended September 30, 2022 (actual)	¥ 394,366
Remainder of 2022	136,023
Estimate for year ended December 31, 2023	508,393
2024	590
2025
2026
2027